CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 5 – CASH AND CASH EQUIVALENTS

	December 31,
	2020	2021
	in USD thousands

Cash on hand and in bank	5,549	8,461
Short-term bank deposits	11,282	4,529
	16,831	12,990

The short-term bank deposits included in cash and cash equivalents bear interest at annual rates of between 0.26% and 0.41%. The carrying amount of cash and cash equivalents approximates their fair value, since they bear interest at rates similar to prevailing market interest rates.